Purchases and other expenses - Other liabilities - Components (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Provision for litigation	€ 405	€ 525	€ 643	€ 572
Cable network access fees (IRU)	38	59	103
Submarine cable consortium	191	258	168
Security deposit received	128	134	147
Orange Money - units in circulation	1,030	823	613
Other	852	775	774
Total	€ 2,644	€ 2,574	€ 2,448	€ 2,250